Long term debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2018
Long term debt, current and non-current [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2018	2017
8.5% Senior Unsecured Notes	-	63,250
9.5% Senior Unsecured Bond	100,000	-
Secured Term Loans	434,850	541,543
Total debt outstanding	$534,850	$604,793
Less related deferred financing costs	(4,303)	(3,409)
Total debt, net of deferred financing costs	$530,547	$601,384
Less: Current portion of long term debt, net of deferred financing costs current	(96,434)	(60,763)
Long-term debt, net of current portion and deferred financing costs, non-current	$434,113	$540,621

Schedule of Maturities of Long-term Debt [Table Text Block]
Period		Principal Repayment
Year 1		$97,521
Year 2		36,132
Year 3		138,744
Year 4		78,717
Year 5		152,254
Year 6	and thereafter	31,482
	Total	$534,850